Ordinary share	12 Months Ended
Dec. 31, 2021
Ordinary share
Ordinary share

11 Ordinary share

On October 8, 2019, the Company issued bonus shares at the rate of one ordinary share for every two ordinary shares held, creating 1,030,950 new shares of common stock.

During the year ended December 31, 2020, there was no movement with the Company’s issued ordinary shares and outstanding shares.

On March 3, 2021, the Company issued bonus shares at the rate of two ordinary shares for every three ordinary shares held, creating 2,061,900 new shares of common stock.

Number of outstanding shares at year end of:

	2021	2020

Shares issued	5,322,459	3,260,559
Less: shares under treasury stock	(167,700)	(167,700)

	5,154,759	3,092,859